Stockholder's Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended
	Feb. 28, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 10, 2012 Board of Directors	Feb. 28, 2011 Minimum	Feb. 28, 2011 Maximum
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value		$ 0.01	$ 0.01
Preferred stock, shares authorized		40,000,000
Preferred stock, par value		$ 1
Unissued common stock reserved for stock - based incentive plans and convertible preferred stock issuance		19,100,000
Sale of preferred stock	2,587,500	2,600,000	2,600,000
Convertible preferred stock dividend, rate	6.25%	6.25%
Net proceeds from issuance of 6.25% mandatory convertible preferred stock	$ 249.7
Conversion rate of preferred stock					2.1899	2.6717
Trading days	20 days
Convertible preferred stock, conversion date	Mar. 01, 2014
Initial liquidation preference per share		$ 100
Preferred stock dividend per year per share		$ 6.25
Annualized dividend on mandatory convertible preferred stock		16.2
Common stock repurchase authorized amount				50
Common stock repurchased, shares		600,000
Common stock repurchased, value		11.7
Remaining authorized shares available for future repurchases		$ 38.3